ACCRUED LIABILITIES: (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES:
Schedule of accrued liabilities
	December 31,
	2011	2010
Compensation	$8,817	$9,750
Other employee benefits	2,004	2,030
Taxes, other than income	1,954	1,966
Advertising and promotions	20,568	20,775
Other	9,726	9,664
	$43,069	$44,185